Derivatives (Summary of Hedging Instruments by Term to Maturity) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 195,489	$ 159,693
Hedging instrument [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	802,237	709,991
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	604,197	547,889
Equity derivatives forwards [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,551	2,409
Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	248,318	230,740
Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	355,879	317,149
U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	6,067	7,816
U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	80,493	46,944
EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	19,571	15,141
EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	64,488	61,877
GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	8,189	9,760
Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	257	901
Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	16,424	$ 17,254
Not later than one year [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	66,385
Not later than one year [member] | Hedging instrument [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	205,651
Not later than one year [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	136,715
Not later than one year [member] | Equity derivatives forwards [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,551
Not later than one year [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 15,114
Average Fixed Interest Rate	0.0277
Not later than one year [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 121,601
Average Fixed Interest Rate	0.0304
Not later than one year [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,127
Average foreign exchange rate	0.0131
Not later than one year [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 39,860
Average foreign exchange rate	0.0136
Not later than one year [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,808
Average foreign exchange rate	0.0159
Not later than one year [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 15,336
Average foreign exchange rate	0.0145
Not later than one year [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 0
Not later than one year [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	257
Not later than one year [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	5,997
Later than one year and not later than five years [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	99,162
Later than one year and not later than five years [member] | Hedging instrument [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	415,976
Later than one year and not later than five years [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	316,814
Later than one year and not later than five years [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 126,746
Average Fixed Interest Rate	0.0302
Later than one year and not later than five years [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 190,068
Average Fixed Interest Rate	0.0301
Later than one year and not later than five years [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 3,902
Average foreign exchange rate	0.0131
Later than one year and not later than five years [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 29,184
Average foreign exchange rate	0.0135
Later than one year and not later than five years [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 14,007
Average foreign exchange rate	0.0155
Later than one year and not later than five years [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 34,779
Average foreign exchange rate	0.0147
Later than one year and not later than five years [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 8,189
Average foreign exchange rate	0.0168
Later than one year and not later than five years [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 0
Later than one year and not later than five years [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	9,101
Later than five years [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	29,942
Later than five years [member] | Hedging instrument [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	180,610
Later than five years [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	150,668
Later than five years [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 106,458
Average Fixed Interest Rate	0.0258
Later than five years [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 44,210
Average Fixed Interest Rate	0.0315
Later than five years [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 38
Average foreign exchange rate	0.0130
Later than five years [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 11,449
Average foreign exchange rate	0.0132
Later than five years [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,756
Average foreign exchange rate	0.0160
Later than five years [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 14,373
Average foreign exchange rate	0.0149
Later than five years [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 0
Later than five years [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	0
Later than five years [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,326